Capital management (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Aug. 31, 2025	Aug. 11, 2025	Dec. 31, 2024	May 20, 2021
Share buy-back program
Total equity in % of total assets (equity ratio)	45.00%			47.00%
Debt and lease liabilities in % of total assets	33.90%			32.70%
Share buy-back program
Share buy-back program
Share buy-back program value					€ 1,000,000
First tranche
Share buy-back program
Share buy-back program value	€ 448,210	€ 511,021
First tranche | Maximum
Share buy-back program
Share buy-back program value			€ 600,000